Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 138,737	$ 106,164
Investments in marketable securities available-for-sale	172	165
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $15,888 and $16,090 at December 31, 2011 and 2012, respectively	135,747	101,280
Accounts receivable from related parties, less allowance for sales returns and discounts of $83 and $174 at December 31, 2011 and 2012, respectively	73,258	79,833
Inventories	116,671	112,985
Deferred income taxes	15,374	16,217
Restricted cash, cash equivalents and marketable securities	74,100	84,200
Prepaid expenses and other current assets	13,029	14,865
Total current assets	567,088	515,709
Investment securities, including securities measured at fair value of $5,080 and nil at December 31, 2011 and 2012	12,688	24,506
Equity method investments	283	439
Property, plant and equipment, net	52,609	57,150
Deferred income taxes	4,303	13,649
Goodwill	28,138	26,846
Other intangible assets, net	8,143	4,494
Restricted marketable securities	173	1,266
Other assets	1,173	919
Total non current asset	107,510	129,269
Total assets	674,598	644,978
Liabilities and Equity
Short-term debt	73,000	84,200
Accounts payable	135,546	134,353
Income taxes payable	9,766	3,644
Deferred income taxes	80	0
Other accrued expenses and other current liabilities	23,725	23,163
Total current liabilities	242,117	245,360
Income taxes payable	591	0
Accrued pension liabilities	242	319
Deferred income taxes	409	836
Other liabilities	3,081	3,405
Total liabilities	246,440	249,920
Equity
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued and 349,279,556 shares and 339,149,508 shares outstanding at December 31, 2011 and December 31, 2012, respectively	107,010	107,010
Additional paid-in capital	104,911	103,051
Treasury shares, at cost (7,419,926 shares and 17,549,974 shares at December 31, 2011 and December 31, 2012, respectively)	(12,469)	(4,502)
Accumulated other comprehensive income (loss)	(137)	166
Unappropriated retained earnings	228,628	187,712
Total Himax Technologies, Inc. stockholder's equity	427,943	393,437
Noncontrolling interests	215	1,621
Total equity	428,158	395,058
Commitments and contingencies
Total liabilities and equity	$ 674,598	$ 644,978